Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (2,548,735)	$ (1,750,911)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	286	339
Stock based compensation	1,654,754	797,761
Change in fair value of the derivative liability	(248,552)	(343,857)
Gain on sale of marketable securities		(4,435)
Amortization of debt discount	154,899	11,370
Loss on settlement of accounts payable		99,541
Changes in operating assets and liabilities
Prepaid expenses	(164,802)	40,044
Accounts payable and accrued expenses	(196,629)	662,158
NET CASH USED IN OPERATING ACTIVITIES	(1,348,779)	(487,990)
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of marketable securities		250,000
NET CASH PROVIDED BY INVESTING ACTIVITIES		250,000
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of debt issuance costs	(104,090)
Proceeds from convertible notes	1,177,500	420,000
Proceeds from convertible notes - related party	150,000	250,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,223,410	670,000
Effect of exchange rate on cash and cash equivalents	(2,163)	4,127
NET INCREASE (DECREASE) IN CASH	(127,532)	436,137
CASH, BEGINNING OF YEAR	798,623	362,486
CASH, END OF YEAR	671,091	798,623
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest expense
Cash paid for income taxes
NONCASH FINANCING AND INVESTING TRANSACTIONS
Unrealized (gain) loss on marketable securities		4,823
Debt discount from beneficial conversion feature	104,204	252,000
Debt discount from beneficial conversion feature - related parties		150,000
Debt discount from warrants issued to placement agents	179,679
Issuance of options for settlement of accounts payable	$ 93,950	$ 29,950